Consolidated Quarterly Holdings Report
for
Fidelity® Managed Futures ETF
October 31, 2025
MFE-NPRT3-1225
1.9919365.100
Domestic Equity Funds - 5.1%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,770,387)	9,300	6,372,639

U.S. Treasury Obligations - 85.5%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025 (c)(d)(e) (Cost $107,180,968)	3.95 to 4.04	107,500,000	107,211,527

Money Market Funds - 10.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $13,143,819)	4.18	13,141,191	13,143,819

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $126,095,174)	126,727,985
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,332,544)
NET ASSETS - 100.0%	125,395,441

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
Bursa Malaysia Crude Palm Oil Contracts (Malaysia)	6	1/15/2026	150,681	(11,480)	(11,480)
CBOT Soybean Oil Contracts (United States)	31	3/13/2026	922,932	(37,266)	(37,266)
CBOT Soybeans Contracts (United States)	15	1/14/2026	836,438	60,764	60,764
CEC Copper Contracts (United States)	5	3/27/2026	644,625	43,704	43,704
CEC Gold Bullion Contracts (United States)	2	12/29/2025	799,300	(60,765)	(60,765)
CEC Silver Bullion Contracts (United States)	1	12/29/2025	240,800	46,612	46,612
CME Lean Hogs Contracts (United States)	405	4/15/2026	13,968,450	(692,542)	(692,542)
CME Live Cattle Contracts (United States)	25	12/31/2025	2,296,750	19,245	19,245
CME Live Cattle Contracts (United States)	10	4/30/2026	906,900	(68,277)	(68,277)
Chicago Mercantile Exchange Cme Cf Ether-Dollar Reference Rate Contracts (United States)	4	11/28/2025	781,900	(1,261)	(1,261)
ICE Brent Crude Oil Contracts (United Kingdom)	23	11/28/2025	1,489,710	(20,097)	(20,097)
ICE Coffee C Contracts (United States)	1	12/18/2025	147,019	9,822	9,822
ICE Coffee C Contracts (United States)	4	3/19/2026	558,375	10,300	10,300
ICE Coffee Robusta Contracts (United Kingdom)	6	1/26/2026	272,400	3,130	3,130
ICE Cotton No 2 Contracts (United States)	357	3/9/2026	11,911,305	(268,824)	(268,824)
ICE ENDEX Carbon Emission Contracts (Netherlands)	19	12/15/2025	1,722,367	(6,304)	(6,304)
ICE Gas Oil Contracts (United Kingdom)	27	1/12/2026	1,842,750	88,001	88,001
ICE Gas Oil Contracts (United Kingdom)	12	3/12/2026	796,200	11,478	11,478
ICE Murban Crude Contracts (United Arab Emirates)	22	11/28/2025	1,482,140	54,722	54,722
LME Aluminum Contracts (United Kingdom)	39	11/17/2025	2,806,567	222,167	222,167
LME Lead Contracts (United Kingdom)	38	11/17/2025	1,900,741	8,899	8,899
LME Nickel Contracts (United Kingdom)	14	11/17/2025	1,265,221	(19,830)	(19,830)
LME Zinc Contracts (United Kingdom)	26	11/17/2025	2,031,237	131,278	131,278
London Metal Exchange Aluminum Contracts (United Kingdom)	47	1/19/2026	3,391,544	110,720	110,720
London Metal Exchange Lead Contracts (United Kingdom)	20	1/19/2026	1,007,670	(3,887)	(3,887)
London Metal Exchange Nickel Contracts (United Kingdom)	14	1/19/2026	1,277,257	(12,927)	(12,927)
London Metal Exchange Zinc Contracts (United Kingdom)	25	1/19/2026	1,916,819	13,401	13,401
NYMEX Gasoline RBOB Contracts (United States)	3	2/27/2026	236,565	4,882	4,882
NYMEX Heating Oil Contracts (United States)	17	12/31/2025	1,692,608	94,442	94,442
NYMEX Heating Oil Contracts (United States)	12	2/27/2026	1,163,635	32,948	32,948
NYMEX Natural Gas Contracts (United States)	1	12/29/2025	43,690	1,257	1,257
NYMEX Palladium Bullion Contracts (United States)	5	12/29/2025	727,550	150,347	150,347
NYMEX Platinum Bullion Contracts (United States)	11	1/28/2026	866,470	96,191	96,191
NYMEX Propane Contracts (United States)	3	12/31/2025	85,680	938	938
NYMEX WTI Crude Contracts (United States)	15	12/19/2025	909,000	2,604	2,604
New York Mercantile Exchange Ethanol Contracts (United States)	16	12/31/2025	1,117,200	(16,734)	(16,734)
OSE Platinum Bullion Contracts (Japan)	33	8/26/2026	803,285	(4,961)	(4,961)
SGX Iron Ore Contracts (Singapore)	189	12/31/2025	2,006,046	37,826	37,826

TOTAL COMMODITY CONTRACTS					30,523

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	14	12/18/2025	2,071,771	31,751	31,751
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	7	12/19/2025	1,676,325	35,092	35,092
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	12/19/2025	1,040,160	60,651	60,651
CME E-Mini Russell 2000 Index Contracts (United States)	12	12/19/2025	1,493,940	19,306	19,306
CME E-Mini S&P 500 Index Contracts (United States)	2	12/19/2025	687,400	(4,079)	(4,079)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	4	12/19/2025	1,303,080	(17,329)	(17,329)
Eurex DAX Contracts (Germany)	2	12/19/2025	1,403,738	4,682	4,682
Eurex Euro STOXX 50 Contracts (Germany)	37	12/19/2025	2,399,189	71,009	71,009
Eurex SMI Contracts (Germany)	29	12/19/2025	4,518,979	178,285	178,285
Euronext Paris Monep Cac Index - France Contracts (France)	27	11/21/2025	2,563,190	33,906	33,906
FTSE/JSE Top 40 Index Contracts (South Africa)	5	12/18/2025	299,986	835	835
Hong Kong Futures Exchange Ltd. Hang Seng Hk Indices Contracts (Hong Kong)	19	11/27/2025	1,145,544	(9,311)	(9,311)
Hong Kong Futures Exchange Ltd. Hang Seng Hk Indices Contracts (Hong Kong)	11	11/27/2025	1,863,102	(11,268)	(11,268)
ICE Financial Times 100 Index Contracts (United Kingdom)	16	12/19/2025	2,057,384	86,326	86,326
ICE MSCI EAFE Index Contracts (United States)	10	12/19/2025	1,403,550	3,172	3,172
ICE MSCI Emerging Markets Index Contracts (United States)	6	12/19/2025	422,280	5,847	5,847
IDEM FTSE MIB Index Contracts (Italy)	18	12/19/2025	4,308,756	(37,387)	(37,387)
KRX KOSPI 200 Index Contracts (South Korea)	22	12/11/2025	1,836,936	154,332	154,332
Meff Exchange (Sociedad Rectora Del Mercado DE Productos Derivados) Ibex 35 Index (Spain) Contracts (Spain)	20	11/21/2025	3,590,462	(8,704)	(8,704)
Nasdaq Stockholm Ab Omx Stockholm Index Contracts (Sweden)	135	11/21/2025	3,909,560	15,985	15,985
OSE Nikkei 225 Index Contracts (Japan)	11	12/11/2025	3,245,984	89,985	89,985
OSE TOPIX Contracts (Japan)	19	12/11/2025	3,914,576	39,276	39,276
Sgx Derivatives Market Ftse China A50 Index Contracts (Singapore)	150	11/27/2025	2,345,100	(4,503)	(4,503)
Sgx Derivatives Market Msci Singapore Index Contracts (Singapore)	75	11/27/2025	2,573,956	(14,826)	(14,826)
TFEX SET50 Index Contracts (Thailand)	838	12/29/2025	4,473,653	234,035	234,035
TME S&P/TSX 60 Index Contracts (Canada)	14	12/18/2025	3,560,275	52,402	52,402

TOTAL EQUITY CONTRACTS					1,009,470

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	72	12/15/2025	5,355,103	(26,808)	(26,808)
CBOT 10Y US Treasury Notes Contracts (United States)	51	12/19/2025	5,749,453	2,002	2,002
CBOT US Treasury Long Bond Contracts (United States)	17	12/19/2025	1,995,906	(18,620)	(18,620)
CME 3M US SOFR Index Contracts (United States)	15	9/15/2026	3,625,500	(3,854)	(3,854)
CME 3M US SOFR Index Contracts (United States)	96	12/15/2026	23,264,400	(10,422)	(10,422)
Eurex Euro-BTP Contracts (Germany)	53	12/8/2025	7,437,365	106,957	106,957
Eurex Euro-Bund Contracts (Germany)	8	12/8/2025	1,194,736	(5,913)	(5,913)
Eurex Euro-OAT Contracts (Germany)	61	12/8/2025	8,635,320	98,580	98,580
ICE 3M EURIBOR Index Contracts (United States)	80	9/14/2026	22,637,325	2,102	2,102
ICE 3M EURIBOR Index Contracts (United States)	21	6/15/2026	5,941,389	(2,394)	(2,394)
ICE 3M SONIA Index Contracts (United States)	7	9/15/2026	2,220,489	138	138
ICE 3M SONIA Index Contracts (United States)	85	12/15/2026	26,978,432	44,912	44,912
KRX 10Y Korea Treasury Bond Contracts (South Korea)	34	12/16/2025	2,775,841	(58,701)	(58,701)
OSE 10Y Japan Treasury Bond Contracts (Japan)	33	12/15/2025	29,177,437	(124,738)	(124,738)
TME 10Y Canadian Bond Contacts (Canada)	69	12/18/2025	6,045,348	(2,053)	(2,053)
TME 3M CORRA Contracts (Canada)	146	9/15/2026	25,496,467	58,381	58,381
TME 3M CORRA Contracts (Canada)	126	12/15/2026	21,992,560	24,934	24,934
TME 3M CORRA Contracts (Canada)	211	6/16/2026	36,823,163	34,441	34,441
TME 3M CORRA Contracts (Canada)	306	3/17/2026	53,385,933	39,454	39,454

TOTAL INTEREST RATE CONTRACTS					158,398

TOTAL PURCHASED					1,198,391

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	106	12/12/2025	2,286,950	(74,267)	(74,267)
CBOT Corn Contracts (United States)	45	3/13/2026	999,000	(44,414)	(44,414)
CBOT Hard Red Winter Wheat Contracts (United States)	7	12/12/2025	183,575	11,128	11,128
CBOT Hard Red Winter Wheat Contracts (United States)	19	3/13/2026	509,913	(19,672)	(19,672)
CBOT Soybean Contracts (United States)	18	3/13/2026	1,011,375	(54,980)	(54,980)
CBOT Soybean Meal Contracts (United States)	20	3/13/2026	652,000	(74,063)	(74,063)
CBOT Soybean Meal Contracts (United States)	33	1/14/2026	1,067,550	(140,242)	(140,242)
CBOT Soybean Oil Contracts (United States)	19	1/14/2026	559,398	22,289	22,289
CBOT Wheat Contracts (United States)	3	12/12/2025	80,100	4,528	4,528
CBOT Wheat Contracts (United States)	19	3/13/2026	521,075	(25,927)	(25,927)
CME Butter Contracts (United States)	24	12/30/2025	818,160	91,233	91,233
CME Cheese Contracts (United States)	7	12/30/2025	232,960	6,739	6,739
CME Copper Contracts (United States)	1	12/29/2025	127,225	(12,953)	(12,953)
CME Lean Hogs Contracts (United States)	468	12/12/2025	15,214,680	1,274,928	1,274,928
CME Milk Contracts (United States)	13	12/30/2025	447,720	(2,299)	(2,299)
COMEX Hot-Rolled Coil Steel Contracts (United States)	25	12/30/2025	444,000	(15,333)	(15,333)
EEX French Financial Baseload Contracts (Germany)	10	12/30/2025	561,778	64,041	64,041
Euronext MATIF Rapeseed Contracts (France)	21	1/30/2026	582,323	(17,855)	(17,855)
European Energy Exchange Italian Power Base Contracts (Germany)	14	12/30/2025	1,339,628	1,660	1,660
ICE Coal Contracts (United Kingdom)	5	12/24/2025	490,250	(20,805)	(20,805)
ICE Cocoa Contracts (United States)	40	12/15/2025	2,460,400	833,672	833,672
ICE Cocoa Contracts (United States)	13	3/16/2026	766,723	(39,760)	(39,760)
ICE Cocoa Contracts (United States)	2	3/16/2026	125,000	(3,866)	(3,866)
ICE Cotton No 2 Contracts (United States)	396	12/8/2025	12,976,920	300,983	300,983
ICE Endex Natural Gas Contracts (Netherlands)	35	11/27/2025	935,383	29,975	29,975
ICE Natural Gas Contracts (United Kingdom)	25	11/27/2025	823,446	32,074	32,074
ICE Sugar No 11 Contracts (United States)	47	2/27/2026	759,595	134,936	134,936
ICE White Sugar Contracts (United Kingdom)	8	11/14/2025	166,280	18,347	18,347
ICE White Sugar Contracts (United Kingdom)	10	2/13/2026	205,400	13,348	13,348
Ice Futures Europe Brent Crude Oil Contracts (United Kingdom)	3	3/31/2026	190,980	2,965	2,965
Ice Futures Europe Crude Oil Contracts (United Kingdom)	27	1/30/2026	1,738,611	(74,236)	(74,236)
JSE Wheat Contracts (South Africa)	207	12/22/2025	3,495,682	63,711	63,711
JSE White Maize Contracts (South Africa)	83	12/22/2025	1,791,450	(57,643)	(57,643)
JSE Yellow Maize Contracts (South Africa)	99	12/22/2025	2,064,249	(56,950)	(56,950)
LME Aluminum Contracts (United Kingdom)	39	11/17/2025	2,806,567	(148,165)	(148,165)
LME Lead Contracts (United Kingdom)	38	11/17/2025	1,900,741	(7,128)	(7,128)
LME Nickel Contracts (United Kingdom)	14	11/17/2025	1,265,221	15,351	15,351
LME Zinc Contracts (United Kingdom)	26	11/17/2025	2,031,237	(168,649)	(168,649)
London Metal Exchange Aluminum Contracts (United Kingdom)	13	1/19/2026	938,087	(37,503)	(37,503)
London Metal Exchange Lead Contracts (United Kingdom)	20	1/19/2026	1,007,670	(15,249)	(15,249)
London Metal Exchange Nickel Contracts (United Kingdom)	13	1/19/2026	1,186,024	(5,144)	(5,144)
London Metal Exchange Zinc Contracts (United Kingdom)	4	1/19/2026	306,691	(11,557)	(11,557)
NYMEX Gasoline RBOB Contracts (United States)	1	12/31/2025	78,170	(1,514)	(1,514)
NYMEX Natural Gas Contracts (United States)	16	2/25/2026	601,760	(21,945)	(21,945)
NYMEX WTI Crude Contracts (United States)	3	2/20/2026	180,180	6,443	6,443
SGX Natural Rubber Contracts (Singapore)	232	12/30/2025	1,978,960	(20,462)	(20,462)

TOTAL COMMODITY CONTRACTS					1,755,770

Equity Contracts
Nse Ifsc Limited S&P Cnx Nifty Index Contracts (India)	63	11/25/2025	3,278,835	17,529	17,529
Sgx Derivatives Market Ftse Taiwan Ric Capped Price Return Twd Index Contracts (Singapore)	37	11/27/2025	3,431,010	(37,312)	(37,312)

TOTAL EQUITY CONTRACTS					(19,783)

Interest Rate Contracts
ASX 3Y Australia Treasury Bond Contracts (Australia)	107	12/15/2025	7,525,211	(12,532)	(12,532)
CBOT 2Y US Treasury Notes Contracts (United States)	189	12/31/2025	39,366,633	1,846	1,846
CBOT 5Y US Treasury Notes Contracts (United States)	47	12/31/2025	5,135,484	(3,899)	(3,899)
CBOT US Treasury Ultra Bond Contracts (United States)	7	12/19/2025	849,844	(24,409)	(24,409)
CME 3M US SOFR Index Contracts (United States)	33	6/16/2026	7,957,950	10,362	10,362
CME 3M US SOFR Index Contracts (United States)	55	3/17/2026	13,230,938	21,369	21,369
Eurex Euro-Bobl Contracts (Germany)	48	12/8/2025	6,551,793	(14,140)	(14,140)
Eurex Euro-Buxl Contracts (Germany)	4	12/8/2025	536,103	(11,796)	(11,796)
Eurex Euro-Schatz Contracts (Germany)	558	12/8/2025	69,006,052	(30,809)	(30,809)
ICE 3M EURIBOR Index Contracts (United States)	214	12/15/2025	60,505,444	2,926	2,926
ICE 3M EURIBOR Index Contracts (United States)	108	3/16/2026	30,554,156	(5,212)	(5,212)
ICE 3M SONIA Index Contracts (United States)	60	6/16/2026	18,969,695	3,920	3,920
ICE 3M SONIA Index Contracts (United States)	73	3/17/2026	23,061,812	17,065	17,065
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	12/29/2025	123,003	(4,304)	(4,304)
KRX 3Y Korea Treasury Bond Contracts (South Korea)	76	12/16/2025	5,683,130	38,000	38,000

TOTAL INTEREST RATE CONTRACTS					(11,613)

TOTAL SOLD					1,724,374

TOTAL FUTURES CONTRACTS					2,922,765
The notional amount of futures purchased as a percentage of Net Assets is 332.7%
The notional amount of futures sold as a percentage of Net Assets is 292.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	8,493,000	USD	5,641,352	JPMorgan Chase Bank NA	12/17/2025	(78,698)
BRL	2,686,000	USD	492,570	BNP Paribas SA	1/5/2026	(1,005)
BRL	39,733,000	USD	7,170,080	Bank of America NA	1/5/2026	101,464
CAD	26,715,000	USD	19,395,704	Bank of America NA	12/17/2025	(285,718)
CAD	2,085,000	USD	1,511,555	State Street Bank & Trust Co	12/17/2025	(20,097)
CAD	3,988,000	USD	2,892,483	State Street Bank & Trust Co	12/17/2025	(39,756)
CHF	634,000	USD	805,231	State Street Bank & Trust Co	12/17/2025	(11,341)
CHF	430,000	USD	544,680	State Street Bank & Trust Co	12/17/2025	(6,237)
CLP	2,563,434,000	USD	2,663,889	BNP Paribas SA	12/17/2025	57,306
COP	29,270,602,000	USD	7,375,827	Bank of America NA	12/17/2025	160,416
CZK	70,426,000	USD	3,392,315	JPMorgan Chase Bank NA	12/17/2025	(48,931)
EUR	4,518,000	USD	5,326,558	JPMorgan Chase Bank NA	12/17/2025	(98,900)
GBP	1,961,000	USD	2,581,442	Bank of America NA	12/17/2025	(4,813)
GBP	2,404,000	USD	3,175,605	Bank of America NA	12/17/2025	(16,903)
GBP	1,100,000	USD	1,457,852	JPMorgan Chase Bank NA	12/17/2025	(12,523)
GBP	4,026,000	USD	5,457,641	JPMorgan Chase Bank NA	12/17/2025	(167,734)
GBP	418,000	USD	570,937	State Street Bank & Trust Co	12/17/2025	(21,712)
HUF	168,881,000	USD	509,554	JPMorgan Chase Bank NA	12/17/2025	(8,355)
HUF	1,767,366,000	USD	5,243,682	JPMorgan Chase Bank NA	12/17/2025	1,445
IDR	38,591,590,000	USD	2,336,618	JPMorgan Chase Bank NA	12/17/2025	(17,032)
INR	580,140,000	USD	6,552,293	Royal Bank of Canada	12/17/2025	(31,859)
JPY	36,728,000	USD	251,732	JPMorgan Chase Bank NA	12/17/2025	(12,260)
MXN	142,317,000	USD	7,577,993	Bank of America NA	12/17/2025	58,273
NOK	8,004,000	USD	808,973	Royal Bank of Canada	12/17/2025	(17,866)
NZD	15,944,000	USD	9,531,738	Royal Bank of Canada	12/17/2025	(384,344)
NZD	3,805,000	USD	2,237,439	State Street Bank & Trust Co	12/17/2025	(54,434)
PEN	27,071,000	USD	7,762,962	Bank of America NA	12/17/2025	255,634
PEN	1,854,000	USD	547,710	Bank of America NA	12/17/2025	1,456
PHP	422,467,000	USD	7,391,343	State Street Bank & Trust Co	12/17/2025	(219,659)
PLN	12,762,000	USD	3,506,346	JPMorgan Chase Bank NA	12/17/2025	(49,174)
RON	26,888,000	USD	6,260,360	Bank of America NA	12/17/2025	(171,341)
SEK	4,646,000	USD	504,623	Bank of America NA	12/17/2025	(13,893)
SEK	4,847,000	USD	515,586	Bank of America NA	12/17/2025	(3,625)
SEK	5,969,000	USD	643,259	Bank of America NA	12/17/2025	(12,788)
SGD	676,000	USD	531,358	Bank of America NA	12/17/2025	(10,205)
THB	71,161,000	USD	2,257,557	JPMorgan Chase Bank NA	12/17/2025	(49,065)
USD	1,368,833	AUD	2,056,000	BNP Paribas SA	12/17/2025	22,216
USD	1,107,635	AUD	1,690,000	JPMorgan Chase Bank NA	12/17/2025	737
USD	1,190,442	AUD	1,803,000	JPMorgan Chase Bank NA	12/17/2025	9,532
USD	772,344	AUD	1,162,000	State Street Bank & Trust Co	12/17/2025	11,270
USD	516,959	BRL	2,812,000	Bank of America NA	1/5/2026	2,335
USD	562,645	CAD	785,000	Brown Brothers Harriman & Co.	12/17/2025	1,113
USD	664,745	CAD	911,000	Brown Brothers Harriman & Co.	12/17/2025	13,081
USD	741,469	CAD	1,036,000	Brown Brothers Harriman & Co.	12/17/2025	389
USD	661,832	CAD	927,000	JPMorgan Chase Bank NA	12/17/2025	(1,277)
USD	1,054,515	CAD	1,475,000	State Street Bank & Trust Co	12/17/2025	(593)
USD	1,367,207	CAD	1,911,000	State Street Bank & Trust Co	12/17/2025	215
USD	650,265	CAD	904,000	State Street Bank & Trust Co	12/17/2025	3,608
USD	4,040,304	CAD	5,554,000	State Street Bank & Trust Co	12/17/2025	67,373
USD	544,024	CAD	760,000	State Street Bank & Trust Co	12/17/2025	375
USD	2,677,609	CAD	3,718,000	State Street Bank & Trust Co	12/17/2025	18,020
USD	604,158	CHF	475,000	Bank of America NA	12/17/2025	9,366
USD	517,958	CHF	414,000	Brown Brothers Harriman & Co.	12/17/2025	(450)
USD	2,108,037	CHF	1,661,000	Royal Bank of Canada	12/17/2025	28,144
USD	610,233	CHF	488,000	State Street Bank & Trust Co	12/17/2025	(837)
USD	719,703	CHF	572,000	State Street Bank & Trust Co	12/17/2025	3,449
USD	697,233	CHF	552,000	State Street Bank & Trust Co	12/17/2025	6,023
USD	1,270,795	CHF	998,000	State Street Bank & Trust Co	12/17/2025	21,107
USD	939,468	CLP	894,186,000	Bank of America NA	12/17/2025	(9,749)
USD	6,933,567	CNH	49,022,000	Bank of America NA	12/17/2025	29,615
USD	581,907	CNH	4,131,000	Brown Brothers Harriman & Co.	12/17/2025	123
USD	1,657,914	CNH	11,692,000	Royal Bank of Canada	12/17/2025	11,286
USD	1,006,973	COP	3,956,398,000	Bank of America NA	12/17/2025	(11,673)
USD	493,182	COP	1,918,971,000	Bank of America NA	12/17/2025	(892)
USD	562,073	CZK	11,523,000	Bank of America NA	12/17/2025	15,033
USD	604,792	EUR	521,000	BNP Paribas SA	12/17/2025	1,957
USD	664,797	EUR	570,000	Brown Brothers Harriman & Co.	12/17/2025	5,265
USD	596,628	EUR	506,000	Brown Brothers Harriman & Co.	12/17/2025	11,148
USD	525,899	EUR	449,000	Brown Brothers Harriman & Co.	12/17/2025	6,373
USD	655,851	GBP	494,000	BNP Paribas SA	12/17/2025	6,767
USD	549,199	GBP	402,000	Brown Brothers Harriman & Co.	12/17/2025	20,996
USD	555,453	GBP	413,000	Brown Brothers Harriman & Co.	12/17/2025	12,797
USD	685,712	GBP	514,000	JPMorgan Chase Bank NA	12/17/2025	10,349
USD	1,569,974	GBP	1,170,000	JPMorgan Chase Bank NA	12/17/2025	32,669
USD	1,014,789	HUF	335,827,000	Bank of America NA	12/17/2025	18,133
USD	508,929	IDR	8,549,097,000	BNP Paribas SA	12/17/2025	(4,923)
USD	577,686	IDR	9,669,878,000	Bank of America NA	12/17/2025	(3,532)
USD	558,921	IDR	9,297,659,000	Bank of America NA	12/17/2025	76
USD	539,290	IDR	8,993,736,000	JPMorgan Chase Bank NA	12/17/2025	(1,288)
USD	1,155,350	ILS	3,834,000	Bank of America NA	12/17/2025	(22,897)
USD	544,185	ILS	1,774,000	State Street Bank & Trust Co	12/17/2025	(992)
USD	1,384,231	INR	122,193,000	Bank of America NA	12/17/2025	10,853
USD	501,043	INR	44,683,000	Bank of America NA	12/17/2025	(1,168)
USD	520,396	JPY	75,439,000	Bank of America NA	12/17/2025	28,522
USD	556,559	JPY	84,409,000	State Street Bank & Trust Co	12/17/2025	6,199
USD	563,492	JPY	82,667,000	State Street Bank & Trust Co	12/17/2025	24,490
USD	530,170	KRW	740,011,000	Bank of America NA	12/17/2025	9,720
USD	553,277	KRW	795,335,000	Bank of America NA	12/17/2025	(6,083)
USD	512,526	KRW	726,864,000	Bank of America NA	12/17/2025	1,322
USD	938,289	KRW	1,294,709,000	Royal Bank of Canada	12/17/2025	27,720
USD	577,218	NOK	5,830,000	Bank of America NA	12/17/2025	987
USD	802,919	NOK	7,942,000	Bank of America NA	12/17/2025	17,940
USD	706,049	NOK	7,111,000	Bank of America NA	12/17/2025	3,205
USD	530,132	NOK	5,284,000	State Street Bank & Trust Co	12/17/2025	7,867
USD	585,421	NZD	1,014,000	Bank of America NA	12/17/2025	3,668
USD	619,237	NZD	1,079,000	Brown Brothers Harriman & Co.	12/17/2025	193
USD	515,104	NZD	897,000	State Street Bank & Trust Co	12/17/2025	477
USD	984,904	NZD	1,651,000	State Street Bank & Trust Co	12/17/2025	37,692
USD	517,557	NZD	893,000	State Street Bank & Trust Co	12/17/2025	5,225
USD	537,522	PEN	1,848,000	State Street Bank & Trust Co	12/17/2025	(9,867)
USD	580,671	PHP	33,737,000	Bank of America NA	12/17/2025	7,961
USD	502,790	PHP	29,554,000	Bank of America NA	12/17/2025	1,089
USD	538,974	PHP	31,530,000	Bank of America NA	12/17/2025	3,730
USD	594,059	PHP	34,598,000	Bank of America NA	12/17/2025	6,733
USD	857,457	PHP	48,815,000	Bank of America NA	12/17/2025	28,786
USD	642,356	PHP	37,468,000	JPMorgan Chase Bank NA	12/17/2025	6,310
USD	604,291	PHP	35,626,000	State Street Bank & Trust Co	12/17/2025	(486)
USD	510,596	PLN	1,871,000	Bank of America NA	12/17/2025	3,750
USD	560,292	SEK	5,267,000	Bank of America NA	12/17/2025	3,969
USD	594,789	SEK	5,615,000	Bank of America NA	12/17/2025	1,709
USD	1,091,648	SEK	10,275,000	Bank of America NA	12/17/2025	6,358
USD	6,048,090	SEK	56,045,000	JPMorgan Chase Bank NA	12/17/2025	128,376
USD	652,037	SEK	6,090,000	JPMorgan Chase Bank NA	12/17/2025	8,785
USD	506,976	SEK	4,668,000	State Street Bank & Trust Co	12/17/2025	13,921
USD	520,164	SGD	671,000	Bank of America NA	12/17/2025	2,865
USD	509,752	SGD	659,000	Brown Brothers Harriman & Co.	12/17/2025	1,705
USD	563,071	SGD	727,000	Brown Brothers Harriman & Co.	12/17/2025	2,600
USD	1,019,662	SGD	1,292,000	Brown Brothers Harriman & Co.	12/17/2025	23,613
USD	1,104,650	SGD	1,420,000	Brown Brothers Harriman & Co.	12/17/2025	9,920
USD	5,024,521	SGD	6,389,000	Royal Bank of Canada	12/17/2025	99,009
USD	585,935	THB	18,475,000	JPMorgan Chase Bank NA	12/17/2025	12,561
USD	542,548	TWD	16,564,000	Bank of America NA	12/17/2025	2,095
USD	905,401	TWD	26,990,000	Bank of America NA	12/17/2025	24,767
USD	4,847,026	TWD	144,897,000	State Street Bank & Trust Co	12/17/2025	119,303
USD	559,768	TWD	17,144,000	State Street Bank & Trust Co	12/17/2025	390
USD	516,903	ZAR	8,946,000	BNP Paribas SA	12/17/2025	2,316
ZAR	61,508,000	USD	3,494,091	State Street Bank & Trust Co	12/17/2025	43,939

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(157,401)
Unrealized Appreciation						1,789,574
Unrealized Depreciation						(1,946,975)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Europe Series 44 Index		12/20/2030	ICE	(1%)	Quarterly	EUR	64,600,000	(1,906)	0	(1,906)
5Y CDX EM CDSI Series 44 Index		12/20/2030	ICE	(1%)	Quarterly		14,396,000	(72)	0	(72)
5Y CDX NA IG Series 45 Index		12/20/2030	ICE	(1%)	Quarterly		76,718,000	(12,433)	0	(12,433)

TOTAL BUY PROTECTION								(14,411)	0	(14,411)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/20/2030	ICE	5%	Quarterly	EUR	16,005,000	40,559	0	40,559
5Y CDX NA HY Series 45 Index	NR	12/20/2030	ICE	5%	Quarterly		38,946,000	54,310	0	54,310

TOTAL SELL PROTECTION								94,869	0	94,869
TOTAL CREDIT DEFAULT SWAPS								80,458	0	80,458

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 54.76 basis points	Monthly	Goldman Sachs International	12/9/2025	9,300	6,253,506	(100,141)	0	(100,141)
TOTAL RETURN SWAPS									(100,141)	0	(100,141)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,132,571.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,114,311.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,650,960.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	38,194,244	25,050,442	199,006	17	-	13,143,819	13,141,191	0.0%
Total	-	38,194,244	25,050,442	199,006	17	-	13,143,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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